Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Intangible Assets, Net [Abstract]
Patents	$ 7,970,131	$ 2,412,999
Software copyright	649,645	629,478
Subtotal	8,619,776	3,042,477
Accumulated amortization	(1,902,967)	(1,622,654)
Impairment	(1,465,311)	(1,419,823)
Intangible assets, net	$ 5,251,498